Document and Entity Information	Nov. 29, 2023	Oct. 03, 2023
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0001662244
Document Type		8-K
Document Period End Date	Nov. 29, 2023
Entity Registrant Name		Cyteir Therapeutics, Inc.
Entity Incorporation State Country Code		DE
Securities Act File Number		001-40499
Entity Tax Identification Number		45-5429901
Entity Address, Address Line One		99 Hayden Street, Building B
Entity Address, Address Line Two		Suite 450
Entity Address, City or Town		Lexington
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02421
City Area Code		857
Local Phone Number		285-4140
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Security 12b Title		Common Stock, $0.001 par value per share
Trading Symbol		CYT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false